S000009415 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Home Construction Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.52%	19.62%	15.92%
iShares U.S. Home Construction ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.12%	19.13%	15.44%
Performance Inception Date					May 01, 2006
iShares U.S. Home Construction ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.02%	18.96%	15.30%
iShares U.S. Home Construction ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.34%	15.57%	13.09%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.